SOLAR POWER SYSTEMS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment
Solar power systems, gross	$ 983,172	$ 381,907
Accumulated depreciation	(31,659)	(17,091)
Solar power systems, net	951,513	364,816
Depreciation expense	287,130	225,351	$ 266,956
Reclassification of solar power systems to project assets	119,067	263,710	0
Interest capitalized - solar power systems, net	33,097	18,666	0
Solar power systems in operation
Property, plant and equipment
Solar power systems, gross	532,833	172,707
Depreciation expense	14,266	4,074	$ 11,212
Solar power systems under construction
Property, plant and equipment
Solar power systems, gross	$ 450,339	$ 209,200